STOCK-BASED COMPENSATION AND EQUITY AWARDS - Narrative (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended			0 Months Ended
	Feb. 28, 2013	Sep. 30, 2014 plan	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 21, 2013	May 07, 2014	Apr. 21, 2014 Installment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of employee stock options				$ 2,034	$ 2,376	$ 3,404
Weighted average grand date fair value (in usd per share)				$ 1.60	$ 1.46	$ 1.49
Share-based compensation, forfeiture rate				3.10%	3.10%
Intrinsic value of options exercised				2,372	1,276	1,008
Share based compensation, award options to purchase	377,312
Deferred compensation, accrued liability				1,910
Allocated stock-based compensation expense from change in fair value of the liability				1,292
Number of Stock Plans		4
Allocated stock-based compensation expense		3,830	1,737	2,879	2,243	3,272
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, shares issued							576,132
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Installments									2
Unrecognized compensation expense		8,993
Allocated stock-based compensation expense		1,916
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Modification, Modified Number									576,132
Allocated Share-based Compensation Expense, Amount Per Unit		$ 15.61
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense				1,796	2,418
Unrecognized compensation expense weighted average period for recognition				2 years 6 months 15 days	2 years 3 months 29 days
Employee Stock Option | Performance-based Vesting Criteria
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense				3,453
Unrecognized compensation expense weighted average period for recognition				7 years 3 months
Equity Award Plan for 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock exchange ratio (per one share)				0.576
Options, vesting period (years)				4 years
Options, service term (years)				10 years
Share based compensation, shares issued				5,260,400
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Installments				2
Equity Award Plan for 2010 | Time-based Vesting Schedule
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting percentage of the option				50.00%
Equity Award Plan for 2010 | Performance-based Vesting Criteria
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting percentage of the option				50.00%
Non-Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period (years)				4 years
Share based compensation, shares issued				588,477
Allocated stock-based compensation expense		45	70	215	48	116
Non-Employee Plan | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, expiration period				7 years
Non-Employee Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, expiration period				10 years
Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								1,650,289
Omnibus Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Installments								3
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								188,891
Allocated stock-based compensation expense		378
Omnibus Incentive Plan | Employee Stock Option | Immediately Vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested or expected to vest (in shares)								2,833,000
Employees Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								411,523
Employee Stock Purchase Plan, Prerequisite for Participation, Minimum Hours Per Week of Employed								20 hours
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate								2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent								8500000.00%
Allocated stock-based compensation expense		$ 80
Employees Stock | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan, Common Stock Purchase, Payroll Deduction, Percentage								1.00%
Employees Stock | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan, Common Stock Purchase, Payroll Deduction, Percentage								10.00%